Long-Term Investments, Net - Schedule of Long-Term Investments, Net Consist of Investments in Non-Marketable Securities (Details) - USD ($) $ in Thousands		Sep. 30, 2025	Mar. 31, 2025		Sep. 30, 2024
Net Investment Income [Line Items]
Net carrying value		$ 494	$ 368
Investment A [Member]
Net Investment Income [Line Items]
Ownership interest			2.47%
Net carrying value				[1]
Investment B [Member]
Net Investment Income [Line Items]
Ownership interest			0.53%
Net carrying value		368	$ 368
Investment C [Member]
Net Investment Income [Line Items]
Ownership interest			4.90%
Net carrying value	[1]
Investment D [Member]
Net Investment Income [Line Items]
Ownership interest			19.00%
Net carrying value		$ 126

[1]	Less than $1,000